Condensed Statements of Operations - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2016		Jun. 30, 2015		Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014
Income Statement [Abstract]
Net revenues	$ 9				$ 19		$ 34		$ 34		$ 71
Operating expenses:
Research and development	1,339	[1]	$ 1,361	[1]	2,644	[1]	3,468	[1]	6,925	[2]	5,680	[2]
General and administrative	885	[1]	804	[1]	1,835	[1]	1,677	[1]	3,346	[2]	3,217	[2]
Total operating expenses	2,224		2,165		4,479		5,145		10,271		8,897
Operating loss	(2,215)		(2,165)		(4,460)		(5,111)		(10,237)		(8,826)
Other income (expense):
Interest income, net	4		1		11		2		16		17
Other income (expense), net	(1)		(2)		6		(2)		(2)		9
Total other income (expense)	3		(1)		17				14		26
Loss before income taxes									(10,223)		(8,800)
Provision for income taxes									0		0
Net loss	(2,212)		(2,166)		(4,443)		(5,111)		(10,223)		(8,800)
Series A and Series A-1 convertible preferred stock dividends			(24)				(209)		(209)		(4,130)
Net loss applicable to common stockholders	$ (2,212)		$ (2,190)		$ (4,443)		$ (5,320)		$ (10,432)		$ (12,930)
Net loss per common share applicable to common stockholders:
Basic and diluted	$ (0.34)		$ (0.50)		$ (0.68)		$ (1.56)		$ (2.10)		$ (7.90)
Weighted average common shares: basic and diluted	6,534,846		4,419,058		6,534,846		3,403,346		4,970,382		1,636,291

[1]	Non-cash stock-based compensation expenses included in operating expenses are as follows: Research and development $ 88 $ 203 $ 160 $ 378 General and administrative 139 244 361 480
[2]	Non-cash stock-based compensation expenses included in operating expenses are as follows: Research and development $ 632 $ 836 General and administrative $ 903 $ 1,010